AMERICAN LIFE

                             SEPARATE ACCOUNT NO. 3
                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2001

      This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----

Semi-Annual Report of American Life Separate Account No. 3 ................. 1

   Statement of Assets and Liabilities ..................................... 2

   Statement of Operations ................................................. 4

   Statements of Changes in Net Assets ..................................... 6

   Notes to Financial Statements ........................................... 9

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2001 (Unaudited)

                                                                                  Investment Company
                                                            --------------------------------------------------------------
                                                                Money         All         Equity       Mid-Cap
                                                                Market      America        Index    Equity Index    Bond
                                                                 Fund        Fund          Fund         Fund        Fund
                                                                ------      -------       ------    ------------    ----
ASSETS:
Investments in Mutual of America Investment
   Corporation at market value
   (Cost:
   Money Market Fund-- $922
   All America Fund-- $34,182
   Equity Index Fund-- $39,562
   Bond Fund-- $2,147)
   (Notes 1 and 2) .........................................    $  905      $26,750        $34,760      $   --      $1,968
Due From (To) General Account ..............................        --          242            243          --          29
                                                                ------      -------         ------      ------      ------
NET ASSETS .................................................    $  905      $26,992        $35,003      $   --      $1,997
                                                                ======      =======        =======      ======      ======
UNIT VALUE AT JUNE 30, 2001 (Note 5) .......................    $ 2.26      $  8.46        $  2.85      $ 1.28      $ 3.49
                                                                ======      =======        =======      ======      ======

NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2001 (Note 5) ..................................       400        3,190         12,288          --         573
                                                                ======      =======        =======      ======      ======

                                                                                       Investment Company
                                                                      ---------------------------------------------------
                                                                                                               Aggressive
                                                                      Short-Term    Mid-Term     Composite       Equity
                                                                       Bond Fund    Bond Fund      Fund           Fund
                                                                      ----------    ---------    ---------     ----------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund-- $120
   Mid-Term Bond Fund-- $102
   Composite Fund-- $28,740
   Aggressive Equity Fund-- $37,514)
   (Notes 1 and 2) ....................................................   $ 120       $  93        $24,463       $34,584
Due From (To) General Account .........................................       3          (1)            95           267
                                                                          -----       -----        -------       -------
NET ASSETS ............................................................   $ 123       $  92        $24,558       $34,851
                                                                          =====       =====        =======       =======

UNIT VALUE AT JUNE 30, 2001 (Note 5) ..................................   $1.42       $1.45         $ 5.27        $ 2.60
                                                                          =====       =====        =======       =======
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2001 (Note 5) .............................................      87          64          4,663        13,388
                                                                          =====       =====        =======       =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2001 (Unaudited)

                                                                                                             American
                                                                                Scudder                       Century
                                                                ----------------------------------------   ------------
                                                                              Capital                        VP Capital
                                                                 Bond         Growth       International   Appreciation
                                                                 Fund          Fund             Fund           Fund
                                                                ------        -------      -------------   ------------
Assets:
Investments in Scudder Portfolios and American Century VP
   Capital Appreciation Fund at Market Value
   (Cost:
   Scudder Bond Fund -- $1,328
   Scudder Capital Growth Fund -- $69,517
   Scudder International Fund -- $12,161
   American Century VP Capital
     Appreciation Fund -- $19,000)
   (Notes 1 and 2) ..........................................   $  912        $52,201         $ 7,073           $14,804
Due From (To) General Account ...............................      (40)           170              23               286
                                                                ------        -------         -------           -------
NET ASSETS: .................................................   $  872        $52,371         $ 7,096           $15,090
                                                                ======        =======         =======           =======
UNIT VALUE AT JUNE 30, 2001 (Note 5) ........................   $14.22        $ 37.43         $ 16.23           $ 16.08
                                                                ======        =======         =======           =======
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2001 (Note 5) ...................................       61          1,399             437               939
                                                                ======        =======         =======           =======

                                                                        Calvert                    Fidelity
                                                                        --------    ----------------------------------------
                                                                         Social         VIP          VIP II       VIP II
                                                                        Balanced    Equity-Income    Contra    Asset Manager
                                                                          Fund          Fund          Fund         Fund
                                                                        --------    -------------    ------    -------------
ASSETS:
Investments in Calvert Social Balanced Portfolio and
   Fidelity Portfolios at market value
   (Cost:
   Calvert Social Balanced Fund -- $13,257
   VIP Equity-Income Fund -- $48,479
   VIP II Contra Fund -- $24,971
   VIP II Asset Manager Fund -- $21,478)
   (Notes 1 and 2) ...................................................   $11,002      $37,167       $21,085      $16,140
Due From (To) General Account ........................................       (43)         (29)          (37)         (18)
                                                                         -------      -------       -------      -------
Net Assets: ..........................................................   $10,959      $37,138       $21,048      $16,122
                                                                         =======      =======       =======      =======
UNIT VALUE AT JUNE 30, 2001 (Note 5) .................................   $  3.12      $ 34.16       $ 26.67      $ 24.14
                                                                         =======      =======       =======      =======
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2001 (Note 5) ............................................     3,515        1,087           789          668
                                                                         =======      =======       =======      =======

      The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2001 (Unaudited)

                                                                                       Investment Company
                                                                  ---------------------------------------------------------------
                                                                                                                       Mid-Cap
                                                                  Money Market      All America      Equity Index    Equity Index
                                                                      Fund             Fund             Fund             Fund
                                                                  ------------      -----------      ------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .........................................         $    --          $    --          $    --          $    --
                                                                     -------          -------          -------          -------
Expenses (Note 3):
   Fees and administrative expenses ........................              20              248              255                4
                                                                     -------          -------          -------          -------
NET INVESTMENT INCOME (LOSS) ...............................             (20)            (248)            (255)              (4)
                                                                     -------          -------          -------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .................              (2)          (6,522)          (1,222)             (17)
   Net unrealized appreciation (depreciation)
     of investments ........................................               1            1,480           (1,828)               2
                                                                     -------          -------          -------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..........................................              (1)          (5,042)          (3,050)             (15)
                                                                     -------          -------          -------          -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................         $   (21)         $(5,290)         $(3,305)         $   (19)
                                                                     =======          =======          =======          =======

                                                                                     Investment Company
                                                              -------------------------------------------------------------------
                                                                                                                       Aggressive
                                                               Bond         Short-Term     Mid-Term     Composite        Equity
                                                               Fund         Bond Fund     Bond Fund       Fund            Fund
                                                              ------        ----------    ---------     ---------      ----------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend income ...................................        $   --           $ --         $  --        $    --        $    --
                                                              ------           ----         -----        -------        -------
Expenses (Note 3):
   Fees and administrative expenses ..................            39             --             1            242            196
                                                              ------           ----         -----        -------        -------
NET INVESTMENT INCOME (LOSS) .........................           (39)            --            (1)          (242)          (196)
                                                              ------           ----         -----        -------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain on investments ..................           (40)            --            (1)          (665)        (1,206)
                                                              ------           ----         -----        -------        -------
   Net unrealized appreciation (depreciation)
     of investments ..................................           (44)             3            (5)          (597)        (2,266)
                                                              ------           ----         -----        -------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ....................................           (84)             3            (6)        (1,262)        (3,472)
                                                              ------           ----         -----        -------        -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................        $ (123)          $  3         $  (7)       $(1,504)       $(3,668)
                                                              ======           ====         =====        =======        =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2001 (Unaudited)

                                                                                                                   American
                                                                                Scudder                             Century
                                                                ---------------------------------------------     ------------
                                                                                  Capital                          VP Capital
                                                                  Bond            Growth        International     Appreciation
                                                                  Fund             Fund             Fund             Fund
                                                                --------         --------       -------------     ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend income .....................................        $     35         $  6,860         $  1,532         $  5,085
                                                                --------         --------         --------         --------
Expenses (Note 3):
   Fees and administrative expenses ....................             (19)             257               38               64
                                                                --------         --------         --------         --------
   Net investment income (loss) ........................              54            6,603            1,494            5,021
                                                                --------         --------         --------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain(loss) on investments ..............              --           (1,546)           4,347              544
   Net unrealized appreciation (depreciation)
     of investments ....................................             (12)         (13,502)          (7,988)          (8,502)
                                                                --------         --------         --------         --------
NET REALIZED AND UUNREALIZED GAIN (LOSS)
   ON INVESTMENTS ......................................             (12)         (15,048)          (3,641)          (7,958)
                                                                --------         --------         --------         --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................        $     42         $ (8,445)        $ (2,147)        $ (2,937)
                                                                ========         ========         ========         ========

                                                                        Calvert                      Fidelity
                                                                       ----------------------------------------------------------
                                                                        Social         VIP II          VIP II          VIP II
                                                                       Balanced     Equity-Income      Contra       Asset Manager
                                                                         Fund           Fund            Fund             Fund
                                                                        ------      -------------      -------      -------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .............................................        $   --         $ 2,851         $ 1,505         $  6,508
                                                                        ------         -------         -------         --------
Expenses (Note 3):
   Fees and administrative expenses ............................            67             335             157              388
                                                                        ------         -------         -------         --------
NET INVESTMENT INCOME (LOSS) ...................................           (67)          2,516           1,348            6,120
                                                                        ------         -------         -------         --------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS (Note 1):
   Net realized gain(loss) on investments ......................          (813)         (3,386)         10,463)         (34,405)
   Net unrealized appreciation (depreciation)
     of investments ............................................           425               1           4,983           22,004
                                                                        ------         -------         -------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..............................................          (388)         (3,385)         (5,480)         (12,401)
                                                                        ------         -------         -------         --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................................        $ (455)        $  (869)        $(4,132)        $ (6,281)
                                                                        ======         =======         =======         ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
                               Investment Company

                                          ------------------------------------------------------------------------------------------
                                                Money Market Fund             All America Fund               Equity Index Fund
                                          ----------------------------  ----------------------------   -----------------------------
                                           For the Six      For the      For the Six      For the       For the Six       For the
                                           Months Ended    Year Ended    Months Ended    Year Ended     Months Ended     Year Ended
                                          June 30, 2001   December 31,  June 30, 2001   December 31,   June 30, 2001    December 31,
                                           (Unaudited)       2000        (Unaudited)       2000         (Unaudited)        2000
                                          -------------   ------------  -------------   ------------   -------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $   (20)     $   (163)     $    (248)      $     9,261      $    (255)     $      226
   Net realized gain (loss) on
     investments .........................        (2)          190         (6,522)          270,329         (1,222)        133,918
   Net unrealized appreciation
     (depreciation) of investments .......         1           243          1,480          (204,103)        (1,828)       (143,143)
                                             -------      --------      ---------       -----------      ---------      ----------
Net Increase (Decrease) in net assets
   resulting from operations .............       (21)          270         (5,290)           75,487         (3,305)         (8,999)
                                             -------      --------      ---------       -----------      ---------      ----------
From Unit Transactions (Note 4):
   Contributions .........................       174         4,019          3,976           102,149          5,386          90,051
   Withdrawals ...........................        --           (80)        (6,085)          (28,008)        (8,510)        (25,969)
   Net Transfers .........................      (257)       13,943)       (25,231)       (1,302,783)       (10,914)       (704,027)
                                             -------      --------      ---------       -----------      ---------      ----------
Net Increase (Decrease) from unit
   transactions ..........................       (83)       10,004)       (27,340)       (1,228,642)       (14,038)       (639,945)
                                             -------      --------      ---------       -----------      ---------      ----------
NET INCREASE (DECREASE) IN
   NET ASSETS ............................      (104)       (9,734)       (32,630)       (1,153,155)       (17,343)       (648,944)
NET ASSETS:
Beginning of Period/Year .................     1,009        10,743         59,622         1,212,777         52,346         701,290
                                             -------      --------      ---------       -----------      ---------      ----------
End of Period/Year .......................   $   905      $  1,009      $  26,992       $    59,622      $  35,003      $   52,346
                                             =======      ========      =========       ===========      =========      ==========


                                          ------------------------------------------------------------------------------------------
                                                    Mid-Cap                                                       Short-Term
                                                Equity Index Fund                 Bond Fund                       Bond Fund
                                          ----------------------------  ----------------------------   -----------------------------
                                           For the Six      For the      For the Six      For the       For the Six       For the
                                           Months Ended    Year Ended    Months Ended    Year Ended     Months Ended     Year Ended
                                          June 30, 2001   December 31,  June 30, 2001   December 31,   June 30, 2001    December 31,
                                           (Unaudited)       2000        (Unaudited)       2000         (Unaudited)        2000
                                          -------------   ------------  -------------   ------------   -------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...........  $    (4)      $  2,116       $    (39)      $   (285)          $  --         $   (23)
   Net realized gain (loss) on
     investments ..........................      (17)        10,774            (40)        (2,516)             --               6
   Net unrealized appreciation
     (depreciation) of investments ........        2           (578)           (44)         3,741               3             177
                                             -------       --------       --------       --------           -----         -------
Net Increase (Decrease) in net assets
   resulting from operations ..............      (19)        12,312           (123)           940               3             160
                                             -------       --------       --------       --------           -----         -------
From Unit Transactions (Note 4):
   Contributions ..........................      104          2,113            410          7,067              38             454
   Withdrawals ............................   (2,485)            --             (2)          (917)             --          (8,190)
   Net Transfers ..........................       (5)       (22,560)          (891)       (40,642)            (19)          4,342
                                             -------       --------       --------       --------           -----         -------
Net Increase (Decrease) from unit
   transactions ...........................   (2,386)       (20,447)          (483)       (34,492)             19          (3,394)
                                             -------       --------       --------       --------           -----         -------
NET INCREASE (DECREASE) IN
   NET ASSETS .............................   (2,405)        (8,135)          (606)       (33,552)             22          (3,234)
NET ASSETS:
Beginning of Period/Year ..................    2,405         10,540          2,603         36,155             101           3,335
                                             -------       --------       --------       --------           -----         -------
End of Period/Year ........................  $    --       $  2,405       $  1,997       $  2,603           $ 123         $   101
                                             =======       ========       ========       ========           =====         =======

   The accompanying notes are an integral part of these financial statements.

AMERICAN LIFE SEPARATE ACCOUNT NO. 3
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             Investment Company
                                          ------------------------------------------------------------------------------------------
                                                    Mid-Term                                                   Aggressive
                                                    Bond Fund                  Composite Fund                  Equity Fund
                                          ----------------------------  ----------------------------   -----------------------------
                                           For the Six      For the      For the Six      For the       For the Six       For the
                                           Months Ended    Year Ended    Months Ended    Year Ended     Months Ended     Year Ended
                                          June 30, 2001   December 31,  June 30, 2001   December 31,   June 30, 2001    December 31,
                                           (Unaudited)       2000        (Unaudited)       2000         (Unaudited)        2000
                                          -------------   ------------  -------------   ------------   -------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) .........    $   (1)       $    (45)      $   (242)      $     295        $   (196)      $   6,376
   Net realized gain (loss) on
     investments ........................        (1)           (152)          (665)         32,066          (1,206)        145,938
   Net unrealized appreciation
     (depreciation) of investments ......        (5)            257           (597)        (23,640)         (2,266)       (131,395)
                                             ------        --------       --------       ---------        --------       ---------
Net Increase (Decrease) in net assets
   resulting from operations ............        (7)             60         (1,504)          8,721          (3,668)         20,919
                                             ------        --------       --------       ---------        --------       ---------
From Unit Transactions (Note 4):
   Contributions ........................       197           1,290          2,256          56,130           3,052          46,673
   Withdrawals ..........................        --              --         (1,515)         (9,769)         (4,058)        (22,351)
   Net Transfers ........................      (171)         (5,144)        (2,725)       (491,948)        (15,722)       (487,443)
                                             ------        --------       --------       ---------        --------       ---------
Net Increase (Decrease) from unit
   transactions .........................        26          (3,854)        (1,984)       (445,587)        (16,728)       (463,121)
                                             ------        --------       --------       ---------        --------       ---------
NET INCREASE (DECREASE) IN
   NET ASSETS ...........................        19          (3,794)        (3,488)       (436,866)        (20,396)       (442,202)
NET ASSETS:
Beginning of Period/Year ................        73           3,867         28,046         464,912          55,247         497,449
                                             ------        --------       --------       ---------        --------       ---------
End of Period/Year ......................    $   92        $     73       $ 24,558       $  28,046        $ 34,851       $  55,247
                                             ======        ========       ========       =========        ========       =========

                                                                               Scudder
                                          ------------------------------------------------------------------------------------------
                                                    Bond Fund               Capital Growth Fund            International Fund
                                          ----------------------------  ----------------------------   -----------------------------
                                           For the Six      For the      For the Six      For the       For the Six       For the
                                           Months Ended    Year Ended    Months Ended    Year Ended     Months Ended     Year Ended
                                          June 30, 2001   December 31,  June 30, 2001   December 31,   June 30, 2001    December 31,
                                           (Unaudited)       2000        (Unaudited)       2000         (Unaudited)        2000
                                          -------------   ------------  -------------   ------------   -------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........   $   54        $    311       $   6,603      $   122,234       $  1,494       $  27,194
   Net realized gain (loss) on
     investments .........................       --          (5,158)         (1,546)          36,903       $  4,347         (59,275)
   Net unrealized appreciation
     (depreciation) of investments .......      (12)          5,190         (13,502)        (186,826)        (7,988)         (9,891)
                                             ------        --------       ---------      -----------       --------       ---------
Net Increase (Decrease) in net assets
   resulting from operations .............       42             343          (8,445)         (27,689)        (2,147)        (41,972)
                                             ------        --------       ---------      -----------       --------       ---------
From Unit Transactions (Note 4):
   Contributions .........................      140           1,572           4,158           82,400            959          18,464
   Withdrawals ...........................      (21)           (135)         (3,597)         (13,055)          (955)        (10,556)
   Net Transfers .........................     (126)         (8,879)         (5,644)        (978,204)        (5,243)       (256,949)
                                             ------        --------       ---------      -----------       --------       ---------
Net Increase (Decrease) from unit
   transactions ..........................       (7)         (7,442)         (5,083)        (908,859)        (5,239)       (249,041)
                                             ------        --------       ---------      -----------       --------       ---------
NET INCREASE (DECREASE) IN
   NET ASSETS ............................       35          (7,099)        (13,528)        (936,548)        (7,386)       (291,013)
NET ASSETS:
Beginning of Period/Year .................      837           7,936          65,899        1,002,447         14,482         305,495
                                             ------        --------       ---------      -----------       --------       ---------
End of Period/Year .......................   $  872        $    837       $  52,371      $    65,899       $  7,096       $  14,482
                                             ======        ========       =========      ===========       ========       =========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                              American Century                   Calvert
                                                                        -----------------------------   ----------------------------
                                                                        VP Capital Appreciation Fund       Social Balanced Fund
                                                                        -----------------------------   ----------------------------
                                                                         For the Six       For the       For the Six     For the
                                                                        Months Ended     Year Ended     Months Ended    Year Ended
                                                                        June 30, 2001    December 31,   June 30, 2001   December 31,
                                                                         (Unaudited)        2000         (Unaudited)        2000
                                                                        -------------    ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ...........................................      $   5,021       $   4,027       $     (67)      $     130
   Net realized gain (loss) on investments .........................            544          55,803            (813)         (7,582)
   Net unrealized appreciation (depreciation) of investments .......         (8,502)        (43,977)            425           5,963
                                                                          ---------       ---------       ---------       ---------
Net Increase (Decrease) in net assets resulting
   from operations .................................................         (2,937)         15,853            (455)         (1,489)
                                                                          ---------       ---------       ---------       ---------
From Unit Transactions (Note 4):
   Contributions ...................................................          2,348           9,426           1,618          12,895
   Withdrawals .....................................................         (1,185)        (13,317)         (1,771)        (12,405)
   Net Transfers ...................................................         (8,300)       (144,449)         (3,410)        (53,406)
                                                                          ---------       ---------       ---------       ---------
Net Increase (Decrease) from unit transactions .....................         (7,137)       (148,340)         (3,563)        (52,916)
                                                                          ---------       ---------       ---------       ---------
NET INCREASE (DECREASE) IN NET ASSETS ..............................        (10,074)       (132,487)         (4,018)        (54,405)
NET ASSETS:
Beginning of Period/Year ...........................................         25,164         157,651          14,977          69,382
                                                                          ---------       ---------       ---------       ---------
End of Period/Year .................................................      $  15,090       $  25,164       $  10,959       $  14,977
                                                                          =========       =========       =========       =========

                                                                                Fidelity
                                          ------------------------------------------------------------------------------------------
                                             VIP Equity-Income Fund          VIPII Contra Fund            VIP Asset Manager Fund
                                          ----------------------------  ----------------------------   -----------------------------
                                           For the Six      For the      For the Six      For the       For the Six       For the
                                           Months Ended    Year Ended    Months Ended    Year Ended     Months Ended     Year Ended
                                          June 30, 2001   December 31,  June 30, 2001   December 31,   June 30, 2001    December 31,
                                           (Unaudited)       2000        (Unaudited)       2000         (Unaudited)        2000
                                          -------------   ------------  -------------   ------------   -------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........  $   2,516      $  16,009      $   1,348      $  70,276       $   6,120       $  19,515
   Net realized gain (loss) on
     investments .........................     (3,386)       (87,948)       (10,463)        (4,059)        (34,405)        (19,332)
   Net unrealized appreciation
     (depreciation) of investments .......          1         78,880          4,983        (90,481)         22,004          (8,897)
                                            ---------      ---------      ---------      ---------       ---------       ---------
Net Increase (Decrease) in net assets
   resulting from operations .............       (869)         6,941         (4,132)       (24,264)         (6,281)         (8,714)
                                            ---------      ---------      ---------      ---------       ---------       ---------
From Unit Transactions (Note 4):
   Contributions .........................      2,778         36,636          3,011         54,001           2,023          17,613
   Withdrawals ...........................     (5,383)        (5,591)        (5,165)       (17,112)        (90,718)         (1,640)
   Net Transfers .........................     (7,691)      (228,613)       (25,050)      (548,059)         (8,086)        (92,220)
                                            ---------      ---------      ---------      ---------       ---------       ---------
Net Increase (Decrease) from unit
   transactions ..........................    (10,296)      (197,568)       (27,204)      (511,170)        (96,781)        (76,247)
                                            ---------      ---------      ---------      ---------       ---------       ---------
NET INCREASE (DECREASE) IN
   NET ASSETS ............................    (11,165)      (190,627)       (31,336)      (535,434)       (103,062)        (84,961)
NET ASSETS:
Beginning of Period/Year .................     48,303        238,930         52,384        587,818         119,184         204,145
                                            ---------      ---------      ---------      ---------       ---------       ---------
End of Period/Year .......................  $  37,138      $  48,303      $  21,048      $  52,384       $  16,122       $ 119,184
                                            =========      =========      =========      =========       =========       =========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 3 of The American Life Insurance Company of New York ("the Company") was established in conformity with New York Insurance Law and commenced operations on December 21, 1994 as a unit investment trust. On that date, the following American Life Funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund. The American Life Funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert").

      On May 1, 1995, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 3 as investment alternatives. The Fidelity Equity-Income Fund invests in the corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP") and the Contrafund and Asset Manager Funds invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 3.

      Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance ("vul") policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 3, which are in conformity with accounting principles generally accepted in the Unites States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 3.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 3 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. At such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 3 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company"under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

2. INVESTMENTS

      The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at June 30, 2001 are as follows:

                                                      Number of      Net Asset
                                                        Shares         Value
                                                      ---------      ---------
      Investment Company Funds:

         Money Market Fund: .....................          733         $1.23
         All America Fund .......................       11,736          2.28
         Equity Index Fund ......................       15,981          2.21
         Mid-Cap Equity Index Fund ..............           --          1.22

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. INVESTMENTS (CONTINUED)

                                                         Number of    Net Asset
                                                          Shares        Value
                                                         ---------    ---------
         Bond Fund .....................................    1,421     $  1.38
         Short-Term Bond Fund ..........................      115        1.05
         Mid-Term Bond Fund ............................      102         .90
         Composite Fund ................................   15,981        1.53
         Aggressive Equity Fund ........................   21,030        1.64
      Scudder Portfolios:
         Bond Portfolio ................................      136        6.69
         Capital Growth Portfolio-- Class "A" ..........    2,941       17.75
         International Portfolio-- Class "A" ...........      746        9.48
      American Century VP Capital Appreciation Fund ....    1,656        8.94
      Calvert Social Balanced Portfolio ................    5,671        1.94
      Fidelity Portfolios:
         Equity-Income-- "Initial" Class ...............    1,567       23.72
         Contrafund-- "Initial" Class ..................    1,020       20.66
         Asset Manager-- "Initial" Class ...............    1,106       14.59

3. EXPENSES

      Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is
 .20% and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each Fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

      Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts a mortality risk charge daily, at an annual rate of .35% from the value of the net assets of each Fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each Fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

4. SALE OF THE COMPANY AND TRANSFER OF BUSINESS

      During 1999, the Company's former parent, Mutual of America Life Insurance Company ("Mutual of America"), submitted to the New York Insurance Department a Plan of Reorganization whereby substantially all of the Company's in-force business would be transferred (via assumption and related reinsurance agreements) to Mutual of America. During 2000, upon obtaining the approval from a substantial number of the Company's policyholders, Mutual of America assumed these policies and all of the related assets and obligations, and replaced the Company as he issuer. Consequently, almost all of American Life's variable business was transferred to Mutual of America; a limited number of American Life policyholders remain and the Company is no longer selling VUL policies through American Life Separate Account No. 3.

      Total transfers related to these policies amounted to approximately $4.3 million and are included in Net Transfers on the Statements of Changes in Net Assets for each fund. The amounts transferred from each of the funds of Separate Account No. 3 for the year ended December 31, 2000 is as follows:

      Investment Company Money Market Fund ................     $    9,342
      Investment Company All America Fund .................      1,094,007
      Investment Company Equity Index Fund ................        551,785
      Investment Company Mid-Cap Equity Index Fund ........            933
      Investment Company Bond Fund ........................         26,237
      Investment Company Short-Term Bond Fund .............          1,191
      Investment Company Mid-Term Bond Fund ...............          2,814
      Investment Company Composite Fund ...................        357,426
      Investment Company Aggressive Equity Fund ...........        338,984

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. SALE OF THE COMPANY AND TRANSFER OF BUSINESS (CONTINUED)

      Scudder Bond Fund .....................................        3,650
      Scudder Capital Growth Fund ...........................      862,704
      Scudder International Fund ............................      196,641
      American Century VP Capital Appreciation Fund .........      132,510
      Calvert Social Balanced Fund ..........................       39,386
      Fidelity VIP Equity Income Fund .......................      172,891
      Fidelity VIP II Contra Fund ...........................      472,548
      Fidelity VIP II Asset Manager Fund ....................       42,426

      On March 16, 2001 the sale of the Company to Inviva, Inc. (unaffiliated with Mutual of America) was completed.

5. FINANCIAL HIGHLIGHTS

      Shown below are financial highlights for a Unit outstanding throughout each of the six months ended June 30, 2001 and each of the five years ended December 31:

                                                                             Investment Company Money Market Fund
                                                           -----------------------------------------------------------------------
                                                            2001         2000         1999         1998         1997         1996
                                                           ------       ------       ------       ------       ------       ------
Unit value, beginning of period/year ...............        $2.22        $2.11        $2.03        $1.95        $1.87        $1.80
                                                            =====        =====        =====        =====        =====        =====
Unit value, end of period/year .....................        $2.26        $2.22        $2.11        $2.03        $1.95        $1.87
                                                            =====        =====        =====        =====        =====        =====
Units outstanding, end of period/year ..............          400          455        5,096        3,113        1,755          442
                                                            =====        =====        =====        =====        =====        =====

                                                                             Investment Company All America Fund
                                                           -----------------------------------------------------------------------
                                                            2001         2000         1999         1998         1997         1996
                                                           ------       ------       ------       ------       ------       ------
Unit value, beginning of period/year ...............        $9.46       $10.05      $  8.09     $   6.76      $  5.39      $  4.52
                                                            =====       ======      =======     ========      =======      =======
Unit value, end of period/year .....................        $8.46       $ 9.46      $ 10.05     $   8.09      $  6.76      $  5.39
                                                            =====       ======      =======     ========      =======      =======
Units outstanding, end of period/year ..............        3,190        6,306      120,656      105,770       81,264       39,912
                                                            =====       ======      =======     ========      =======      =======

                                                                             Investment Company Equity Index Fund
                                                           -----------------------------------------------------------------------
                                                            2001         2000         1999         1998         1997         1996
                                                           ------       ------       ------       ------       ------       ------
Unit value, beginning of period/year .................     $ 3.07       $ 3.41      $  2.86      $  2.26       $ 1.72      $  1.42
                                                           ======       ======      =======      =======       ======      =======
Unit value, end of  period/year ......................     $ 2.85       $ 3.07      $  3.41      $  2.86       $ 2.26      $  1.72
                                                           ======       ======      =======      =======       ======      =======
Units outstanding, end of  period/year ...............     12,288       17,036      205,553      140,499       71,579       26,794
                                                           ======       ======      =======      =======       ======      =======

                                                                 Investment Company
                                                              Mid-Cap Equity Index Fund
                                                           --------------------------------
                                                            2001         2000         1999
                                                           ------       ------       ------
Unit value, beginning of period/year .................     $ 1.28       $ 1.11      $ 1.00
                                                           ======       ======      ======
Unit value, end of period/year. ......................     $ 1.28       $ 1.28      $ 1.11
                                                           ======       ======      ======
Units outstanding, end of period/year ................         --        1,880       9,513
                                                           ======       ======      ======

                                                                                Investment Company Bond Fund
                                                           -----------------------------------------------------------------------
                                                            2001         2000         1999         1998         1997         1996
                                                           ------       ------       ------       ------       ------       ------
Unit value, beginning of period/year .................     $3.31        $3.07        $ 3.17       $ 3.00        $2.75       $ 2.69
                                                           =====        =====        ======       ======        =====       ======
Unit value, end of period/year .......................     $3.49        $3.31        $ 3.07       $ 3.17        $3.00       $ 2.75
                                                           =====        =====        ======       ======        =====       ======
Units outstanding, end of period/year ................       573          786        11,766       12,551        7,204        3,239
                                                           =====        =====        ======       ======        =====       ======

                                                                        Investment Company Short-Term Bond Fund
                                                           -----------------------------------------------------------------------
                                                            2001         2000         1999         1998         1997         1996
                                                           ------       ------       ------       ------       ------       ------
Unit value, beginning of period/year ...............       $1.37         $1.28       $1.24        $ 1.19       $ 1.14       $ 1.10
                                                           =====         =====       =====        ======       ======       ======
Unit value, end of period/year .....................       $1.42         $1.37       $1.28        $ 1.24       $ 1.19       $ 1.14
                                                           =====         =====       =====        ======       ======       ======
Units outstanding, end of period/year ..............          87            74       2,603         2,422        1,530          908
                                                           =====         =====       =====        ======       ======       ======

----------
* Commenced operations May 3, 1999.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                           Investment Company Mid-Term Bond Fund
                                                           -----------------------------------------------------------------------
                                                            2001         2000         1999         1998         1997         1996
                                                           ------       ------       ------       ------       ------       ------
Unit value, beginning of period/year ...............       $1.38         $1.32       $1.32        $1.26        $1.19        $ 1.16
                                                           =====         =====       =====        =====        =====        ======
Unit value, end of period/year .....................       $1.45         $1.38       $1.32        $1.32        $1.26        $ 1.19
                                                           =====         =====       =====        =====        =====        ======
Units outstanding, end of period/year ..............          64            53       2,919        2,404        1,374           460
                                                           =====         =====       =====        =====        =====        ======

                                                                           Investment Company Composite Fund
                                                           --------------------------------------------------------------------
                                                            2001         2000         1999      1998         1997         1996
                                                           ------       ------       ------    ------       ------       ------
Unit value, beginning of period/year ..............        $5.52         $5.61       $ 4.93    $  4.36      $ 3.75       $ 3.39
                                                           =====         =====       ======    =======      ======       ======
Unit value, end of period/year ....................        $5.27         $5.52       $ 5.61    $  4.93      $ 4.36       $ 3.75
                                                           =====         =====       ======    =======      ======       ======
Units outstanding, end of period/year .............        4,663         5,080       82,918    101,886      79,417       27,055
                                                           =====        ======      =======    =======      ======       ======

                                                                         Investment Company Aggressive Equity Fund
                                                           --------------------------------------------------------------------
                                                           2001          2000         1999      1998         1997         1996
                                                          ------        ------       ------    ------       ------       ------
Unit value, beginning of period/year ................     $ 2.79        $ 2.85      $  2.02    $  2.15     $  1.80      $ 1.43
                                                          ======        ======      =======    =======     =======      ======
Unit value, end of period/year ......................     $ 2.60        $ 2.79      $  2.85    $  2.02     $  2.15      $ 1.80
                                                          ======        ======      =======    =======     =======      ======
Units outstanding, end of period/year ...............     13,388        19,792      174,367    147,405     103,218      46,985
                                                          ======        ======      =======    =======     =======      ======

                                                                                    Scudder Bond Fund
                                                           --------------------------------------------------------------------
                                                           2001          2000         1999      1998         1997         1996
                                                          ------        ------       ------    ------       ------       ------
Unit value, beginning of period/year ................     $13.94        $12.73       $13.02     $12.37      $11.48       $11.30
                                                          ======        ======       ======     ======      ======       ======
Unit value, end of period/year ......................     $14.22        $13.94       $12.73     $13.02      $12.37       $11.48
                                                          ======        ======       ======     ======      ======       ======
Units outstanding, end of period/year ...............         61            60          623        534         340          120
                                                          ======        ======       ======     ======      ======       ======

                                                                               Scudder Capital Growth Fund
                                                           --------------------------------------------------------------------
                                                           2001          2000         1999      1998         1997         1996
                                                          ------        ------       ------    ------       ------       ------
Unit value, beginning of period/year ..............       $42.97        $48.17       $36.07     $29.64      $22.11       $18.64
                                                          ======        ======       ======     ======      ======       ======
Unit value, end of period/year ....................       $37.43        $42.97       $48.17     $36.07      $29.64       $22.11
                                                          ======        ======       ======     ======      ======       ======
Units outstanding, end of period/year .............        1,399         1,534       20,809     17,547         970        5,067
                                                          ======        ======       ======     ======      ======       ======

                                                                                 Scudder International Fund
                                                           --------------------------------------------------------------------
                                                           2001          2000         1999       1998        1997         1996
                                                          ------        ------       ------     ------      ------       ------
Unit value, beginning of period/year ..............       $20.02        $25.83       $16.93     $14.46      $13.43       $11.85
                                                          ======        ======       ======     ======      ======       ======
Unit value, end of period/year ....................       $16.23        $20.02       $25.83     $16.93      $14.46       $13.43
                                                          ======        ======       ======     ======      ======       ======
Units outstanding, end of period/year .............          437           723       11,828      9,321       7,377        5,193
                                                          ======        ======       ======     ======      ======       ======

                                                                      American Century VP Capital Appreciation Fund
                                                           --------------------------------------------------------------------
                                                           2001          2000         1999       1998        1997         1996
                                                          ------        ------       ------     ------      ------       ------
Unit value, beginning of period/year ..............       $18.82        $17.40       $10.69     $11.04      $11.53       $12.18
                                                          ======        ======       ======     ======      ======       ======
Unit value, end of period/year ....................       $16.08        $18.82       $17.40     $10.69      $11.04       $11.53
                                                          ======        ======       ======     ======      ======       ======
Units outstanding, end of period/year .............          939         1,337        9,062      8,874       7,282        5,921
                                                          ======        ======       ======     ======      ======       ======

                                                                                  Calvert Social Balanced Fund
                                                           --------------------------------------------------------------------
                                                           2001          2000         1999       1998        1997         1996
                                                          ------        ------       ------     ------      ------        -----
Unit value, beginning of period/year .................     $3.23         $3.37       $ 3.04     $ 2.65       $2.23        $2.01
                                                           =====         =====       ======     ======       =====        =====
Unit value, end of period/year .......................     $3.12         $3.23       $ 3.37     $ 3.04       $2.65        $2.23
                                                           =====         =====       ======     ======       =====        =====
Units outstanding, end of period/year ................     3,515         4,634       20,588     15,253       9,760        2,364
                                                           =====         =====       ======     ======       =====        =====

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                               Fidelity VIP Equity-Income Fund
                                                           --------------------------------------------------------------------
                                                           2001          2000         1999       1998        1997        1996
                                                          ------        ------       ------     ------      ------       -----
Unit value, beginning of period/year ..............       $34.61        $32.21       $30.65     $27.77      $21.93       $19.43
                                                          ======        ======       ======     ======      ======       ======
Unit value, end of period/year ....................       $34.16        $34.61       $32.21     $30.65      $27.77       $21.93
                                                          ======        ======       ======     ======      ======       ======
Units outstanding, end of period/year .............        1,087         1,396        7,417      7,236       5,533        2,393
                                                          ======        ======       ======     ======      ======       ======

                                                                                Fidelity VIP II Contra Fund
                                                           --------------------------------------------------------------------
                                                           2001          2000         1999       1998        1997         1996
                                                          ------        ------       ------     ------      ------        -----
Unit value, beginning of period/year ..............       $29.73        $32.13       $26.16     $20.36      $16.59       $13.85
                                                          ======        ======       ======     ======      ======       ======
Unit value, end of  period/year ...................       $26.67        $29.73       $32.13     $26.16      $20.36       $16.59
                                                          ======        ======       ======     ======      ======       ======
Units outstanding, end of period/year .............          789         1,762       18,296     14,417      11,560        6,672
                                                          ======        ======       ======     ======      ======       ======

                                                                            Fidelity VIP II Asset Manager Fund
                                                           --------------------------------------------------------------------
                                                           2001          2000         1999       1998        1997         1996
                                                          ------        ------       ------     ------      ------        -----
Unit value, beginning of period/year ..............       $25.14        $26.40       $24.04     $21.14      $17.72       $15.66
                                                          ======        ======       ======     ======      ======       ======
Unit value, end of period/year. ...................       $24.14        $25.14       $26.40     $24.04      $21.14       $17.72
                                                          ======        ======       ======     ======      ======       ======
Units outstanding, end of period/year .............          668         4,742        7,732      6,297       4,742        2,639
                                                          ======        ======       ======     ======      ======       ======

                                                         THE AMERICAN LIFE
                                                         INSURANCE COMPANY
                                                         OF NEW YORK

                                                         P.O. BOX 4837
                                                         NEW YORK, NY 10185-0049